Financial Instruments - Schedule of Assets and Liabilities (Details) € in Thousands, $ in Thousands, $ in Thousands	Apr. 30, 2024 CAD ($)	Apr. 30, 2024 EUR (€)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 CAD ($)	Apr. 30, 2022 CAD ($)	Apr. 30, 2021 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Cash	$ 3,545			$ 8,366	$ 30,047	$ 41,838
Total assets	59,988			77,813
Liabilities	$ (26,067)			$ (20,010)
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Cash		€ 784	$ 551
Amounts receivable		1,847	568
Total assets		2,631	1,119
Accounts payable and accrued liabilities		(1,344)	(1,258)
Deferred acquisition payments		(193)	0
Leases		(882)	0
Liabilities		(2,419)	(1,258)
Net		€ 212	$ (139)